LEASES (Details 1) - Finance Lease [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
2025		$ 11,986
2026	$ 10,357	3,447
Total undiscounted finance lease payments	10,357	15,433
Less: Imputed interest	373	(550)
Present value of finance lease liabilities	$ 10,164	$ 14,883